Components of Income Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
PRC, excluding Hong Kong	$ 53	$ 812	$ 5,078
Hong Kong and other jurisdictions	(12,581)	(6,228)	(1,197)
Income (loss) before income tax	$ (12,528)	$ (5,416)	$ 3,881